Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 77,810	$ 128,879
Restricted deposits	9,814	11,474
Accounts receivable, net	38,141	31,017
Deferred contract costs	9,789	8,470
Prepaid expenses and other current assets	6,628	7,847
Total current assets	142,182	187,687
Property and equipment, net	31,823	6,356
Deferred contract costs, non-current	8,348	9,208
Operating lease right-of-use assets	40,823	0
Intangible assets, net	9,561	11,617
Goodwill	12,867	11,318
Other non-current assets	441	813
Total assets	246,045	226,999
Current liabilities:
Borrowings under Credit Facility	25,000	0
Accounts payable	7,144	11,303
Payroll and benefit related liabilities	18,512	17,969
Deferred revenue	93,195	76,676
Other payables and accrued expenses	27,990	28,199
Operating lease liabilities	9,091	0
Total current liabilities	180,932	134,147
Deferred revenue, non-current	974	2,074
Operating lease liabilities, non-current	40,075	0
Deferred rent	0	2,602
Other long-term liabilities	2,113	3,262
Total liabilities	224,094	142,085
Commitments and contingencies (Note 16)
Shareholders' equity
Ordinary Shares, NIS 0.01 par value 500,000,000 and 500,000,000 shares authorized as of December 31, 2021 and 2022, respectively; 74,847,609 and 76,435,940 shares issued as of December 31, 2021 and 2022, respectively; 74,845,441 and 76,433,772 shares outstanding as of December 31, 2021 and 2022, respectively;	210	205
Additional paid-in capital	345,834	324,614
Accumulated other comprehensive income (loss)	(367)	160
Accumulated deficit	(323,726)	(240,065)
Total shareholders' equity	21,951	84,914
Total liabilities and shareholders' equity	$ 246,045	$ 226,999